DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE [Abstract]
DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE
4.	DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

On January 31, 2011, the Company completed the sale of the polyethylene terephthalate ("PET") business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment for $615 million and recognized a gain of approximately $30 million, net of tax.  The Company contracted with the buyer for transition services to supply certain raw materials and services for a period of less than one year.  Transition supply agreement revenues of approximately $220 million, relating to raw materials, were more than offset by costs and reported net in cost of sales.  The PET business, assets, and technology sold were substantially all of the Performance Polymers segment and therefore the segment operating results are presented as discontinued operations for all periods presented and are not included in results from continuing operations.  The assets and liabilities of this business were reclassified as assets held for sale as of December 31, 2010.

Operating results of the discontinued operations which were formerly included in the Performance Polymers segment are summarized below:

	For years ended December 31,
(Dollars in millions)	2011	2010	2009

Sales	$105	$849	$651
Earnings (loss) before income taxes	17	20	(36)
Earnings (loss) from discontinued operations, net of tax	9	9	(22)
Gain from disposal of discontinued operations, net of tax	31	--	--

Assets and liabilities of the discontinued operations classified as held for sale as of December 31, 2010 are summarized below:

December 31,
(Dollars in millions)	2010
Current assets
Trade receivables, net	$116
Inventories	101
Total current assets held for sale	217

Non-current assets
Properties and equipment, net	374
Goodwill	1
Other noncurrent assets	22
Total noncurrent assets held for sale	397

Total assets	$614

Current liabilities
Payables and other current liabilities	$52
Total current liabilities held for sale	52

Noncurrent liabilities
Other noncurrent liabilities	3
Total noncurrent liabilities	3

Total liabilities	$55